Short-Term Investments - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities	$ 0
Minimum [Member]
Schedule of Available-for-sale Securities [Line Items]
Short term investment period	90 days
Maximum [Member]
Schedule of Available-for-sale Securities [Line Items]
Short term investment period	1 year